SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense at statutory tax rate, percentage	[1]	17.00%	17.00%	17.00%
Income tax expense at statutory tax rate		$ 3,528,175	$ 1,842,207	$ 2,070,835
Effect of differences between statutory tax rates and foreign effective tax rates (i)		$ (32,887)	$ 242,191	$ (44,903)
Effect of differences between statutory tax rates and foreign effective tax rates, percentage		0.00%	2.00%	0.00%
Income not subject to taxes		$ (2,053,981)	$ (3,263)	$ (935,003)
Income not subject to taxes, percentage		(10.00%)	(0.00%)	8.00%
Expenses not subject to tax deduction		$ 546,262	$ 239,505	$ 258,086
Expenses not subject to tax deduction, percentage		3.00%	2.00%	2.00%
Net operating losses		$ 2,129,290	$ 241,212	$ 1,060
Net operating losses, percentage		10.00%	2.00%	0.00%
Other tax adjustments		$ 82,961	$ (146,110)	$ 514,126
Other tax adjustments, percentage		0.00%	(1.00%)	4.00%
Total income tax expense		$ 4,199,820	$ 2,415,742	$ 1,864,201
Income tax expense and effective income tax rate, percentage		20.00%	22.00%	15.00%

[1]	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the years ended December 31, 2023, 2024, and 2025.